As filed with the Securities and Exchange Commission on December 29, 2017

Securities Act of 1933 Registration No. 333-132400

Investment Company Act of 1940 Registration No. 811-21866

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No.	87	[X]

and/or

REGISTRATION STATEMENT

Under the Investment Company Act Of 1940

Amendment No. 90	[X]

HIGHLAND FUNDS I

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 1-877-665-1287

(Name and Address of Agent for Service)	Copies to:

Mr. Dustin Norris c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Brian McCabe Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

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                 It is proposed that this filing will become effective: (check appropriate box)

    X   immediately upon filing pursuant to paragraph (b); or

         on                          pursuant to paragraph (b); or

         60 days after filing pursuant to paragraph (a)(1); or

         on                          pursuant to paragraph (a)(1); or

         75 days after filing pursuant to paragraph (a)(2); or

         on                      pursuant to paragraph (a)(2) of Rule 485.

                 If appropriate, check the following box:

                        This post-effective amendment designates a new effective date for a previously filed post-effective                         amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 87 under the Securities Act and Amendment No. 90 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 29th day of December, 2017.

By:	/s/ J. Bradley Ross
J. Bradley Ross President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell* Ethan Powell	Trustee	December 29, 2017

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	December 29, 2017

/s/ Dr. Bob Froehlich* Dr. Bob Froehlich	Trustee	December 29, 2017

/s/ John Honis* John Honis	Trustee	December 29, 2017

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	December 29, 2017

/s/ Frank Waterhouse Frank Waterhouse	Treasurer, Principal Accounting Officer and Principal Financial Officer	December 29, 2017

* By:	/s/ J. Bradley Ross
J. Bradley Ross
Attorney in Fact*

  December 29, 2017

  *Pursuant to Power of Attorney dated December 8, 2017, to be filed by subsequent amendment.

   Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase